Long-Term Debt (Details Narrative) - USD ($)	9 Months Ended	10 Months Ended	12 Months Ended
	Sep. 25, 2019	Oct. 30, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Oct. 12, 2022
Debt Instrument [Line Items]
Restricted cash			$ 31,270,000	$ 50,000,000
Gain on extinguishment of bebt			2,072,000	0	$ 0
Write-off of unamortized debt discounts			$ 0	$ 0	$ 0
Weighted average interest rate			4.65%	3.10%	3.70%
Total interest incurred on long-term debt			$ 25,661,000	$ 18,762,000	$ 24,146,000
Line of credit facility, commitment fee amount			$ 0	$ 0	$ 0
$250 Million Senior Unsecured Notes due 2019 (2019 Notes) [Member]
Debt Instrument [Line Items]
Repayments of notes payable		$ 204,600,000
$675 Million Senior Secured Term Loan Facility ($675 Million Credit Facility) [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date			Sep. 18, 2019
Debt Instrument, Face Amount			$ 675,000,000
Amount drawn down	$ 675,000,000
Debt instrument, description of variable rate basis			U.S. LIBOR
Loan Margin Percentage			3.00%
Vessels provided as collateral			six LNG vessels
Maturity profile			5 years
Line of credit facility, repayment installments			20
Debt Instrument, frequency of payments			quarterly
Debt Instrument, Covenant Compliance			As of December 31, 2022, the Partnership was in compliance with all financial and non-financial covenants prescribed in its $675 Million Credit Facility. As also discussed in Note 1, currently imposed sanctions due to the Russian conflicts with Ukraine, do not affect the Partnership’s compliance with terms imposed by its $675 Million Credit Facility.
$675 Million Senior Secured Term Loan Facility ($675 Million Credit Facility) [Member] | Minimum [Member]
Debt Instrument [Line Items]
Restricted cash			$ 50,000,000
$480 Million Senior Secured Term Loan Facility [Member]
Debt Instrument [Line Items]
Amount repaid	$ 470,400,000
Supplemental Agreement to the $675 Million Credit Facility and a Deed of Retirement [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date			Oct. 11, 2022
Line of Credit Facility, Prepayment Amount						$ 18,730,000
Principal amount waived			$ 2,195,000
Gain on extinguishment of bebt			2,072,000
Write-off of unamortized debt discounts			123,000
Supplemental Agreement to the $675 Million Credit Facility and a Deed of Retirement [Member] | Paid by the Partnership between March and September 2022 [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Repayment Amount			$ 1,789,000